Subsequent Events - Additional Information (Detail) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 08, 2021	May 06, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2019	May 07, 2021	Feb. 26, 2021	Jan. 01, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Additional lease term								5 years
Lease monthly base rent								$ 42,000
Percentage of annual increase of monthly base rent								3.00%
Common Stock, Shares Authorized				79,000,000	79,000,000	79,000,000			79,000,000
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, par or stated value per share				0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Sale of Stock, Price Per Share				$ 10.00
Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction				$ 16,001,437
Merger with ACON S2 Acquisition Corp [Member]
Subsequent Event [Line Items]
Business combination consideration transferred		$ 1,070,000,000.00
Cash Acquired from Acquisition		$ 465,000,000
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of securities into which the class of warrant or right may be converted				14,365,207
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Proceeds receivable from issuance of redeemable convertible preferred stock and warrants						$ 16,000,000
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Class C Two Warrants [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Number of securities into which the class of warrant or right may be converted						14,364,207
Class of warrant or right exercise price of warrants or rights						$ 0.0001
Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized									61,436,037
Temporary equity stock issued during period value new issues					$ 18,396,000
Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				5,941,109					5,941,109
Temporary equity issue price per share				$ 0.56					$ 0.56
Series B Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				12,011,923					12,011,923
Temporary equity issue price per share				$ 1.23					$ 1.22848
Series C One Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized				16,345,688					16,345,688
Temporary equity issue price per share				$ 1.84					$ 1.84248
Series C Two Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Common stock par value				$ 0.0001
Temporary Equity, Shares Authorized				27,773,344					27,137,317
Temporary equity stock shares Issued During The Period Shares			3,900,988
Temporary equity stock issued during period value new issues			$ 11,500
Number of securities into which the class of warrant or right may be converted			585,145
Class of warrant or right exercise price of warrants or rights			$ 0.0001
Temporary equity issue price per share			$ 2.94797	$ 2.95
Common stock, par or stated value per share				$ 0.0001
Series C Two Redeemable Convertible Preferred Stock [Member] | Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member] | Completion Of SPAC Merger [Member]
Subsequent Event [Line Items]
Temporary Equity, Share Subscriptions						5,427,464
Series C Two Redeemable Convertible Preferred Stock [Member] | Series C Two Redeemable Convertible Preferred Stock Issuance Right [Member]
Subsequent Event [Line Items]
Temporary equity shares subscribed but not issued shares			23,236,327
Fourth Restatement Of Authorized Share Capital [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized							79,000,000
Common stock par value							$ 0.0001
Common stock, par or stated value per share							$ 0.0001
Fourth Restatement Of Authorized Share Capital [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized							62,072,064
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Par or Stated Value Per Share							$ 0.0001
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized							5,941,109
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized							12,011,923
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series C One Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized							16,345,688
Fourth Restatement Of Authorized Share Capital Of The Company [Member] | Series C Two Redeemable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Authorized							27,773,344
Subsequent Event [Member]
Subsequent Event [Line Items]
Intial lease term								5 years
Repayments of debt	$ 20,000
Subsequent Event [Member] | ACON S2 Acquisition Corp [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001
Proceeds from Sales of Business, Affiliate and Productive Assets	$ 246,000
Common stock, par or stated value per share	$ 0.0001
Business Acquisition, Share Price	$ 1.47
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	99,562,793
Subsequent Event [Member] | ACON S2 Acquisition Corp [Member] | Merger Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	824,998
Subsequent Event [Member] | New ESS Common Stock [Member] | ACON S2 Acquisition Corp [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	16,500,000
Sale of Stock, Number of Shares Issued in Transaction	25,000,000
Sale of Stock, Price Per Share	$ 10.00
Sale of Stock, Consideration Received on Transaction	$ 250,000,000